FRANKLIN ETF TRUST

Statement of Investments, June 30, 2021 (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

		Principal Amount	Value

	U.S. Government and Agency Securities 27.3%
	Dragon 2012 LLC, secured bond, 1.972%, 3/12/24	$25,602	$26,182
	Iraq Government Agency for International Development Bonds, 2.149%, 1/18/22	1,250,000	1,266,890
[a]	KE Export Leasing LLC, 2013-A, secured note, FRN, 0.365%, (3-Month USD LIBOR + 0.23%), 2/28/25	659,101	658,214
	MSN 41079 and 41084 Ltd., 1.631%, 12/14/24	1,573,965	1,607,326
	Petroleos Mexicanos, 2.378%, 4/15/25	560,000	581,279
	Reliance Industries Ltd.,
	2.512%, 1/15/26	937,500	978,743
	senior secured note, 2.06%, 1/15/26	1,250,000	1,292,174
	Tagua Leasing LLC, 1.90%, 7/12/24	1,761,982	1,801,928
	Tayarra Ltd., 3.628%, 2/15/22	119,591	120,851
	U.S. International Development Finance Corp.,
	2.12%, 3/20/24	1,100,000	1,126,081
	4.01%, 5/15/30	1,507,500	1,704,693
	U.S. Treasury Note,
	0.125%, 12/31/22	8,000,000	7,994,688
	0.125%, 4/30/23	2,500,000	2,495,605
	0.125%, 5/15/23	11,000,000	10,980,879
	0.125%, 5/31/23	5,000,000	4,989,648
	0.125%, 7/15/23	2,500,000	2,493,945
	0.125%, 8/15/23	5,000,000	4,985,547
	0.125%, 9/15/23	3,000,000	2,989,570
	0.25%, 4/15/23	6,000,000	6,004,102
	0.25%, 6/15/23	6,000,000	6,001,641
	0.25%, 11/15/23	5,000,000	4,992,578
	0.25%, 3/15/24	5,500,000	5,478,945
	0.25%, 5/15/24	5,000,000	4,973,047
	0.375%, 4/15/24	5,000,000	4,994,531
	0.50%, 3/15/23	5,500,000	5,528,682
	1.25%, 7/31/23	3,400,000	3,470,258
	1.25%, 8/31/24	8,000,000	8,190,312
	1.50%, 3/31/23	7,500,000	7,668,897
	1.50%, 9/30/24	8,000,000	8,255,000
	1.625%, 4/30/23	3,400,000	3,486,727
	1.625%, 10/31/23	3,000,000	3,091,758
	1.75%, 6/30/24	5,300,000	5,505,168
	Ulani MSN 37894, 2.184%, 12/20/24	1,217,392	1,255,666
	Zarapito Leasing LLC, 2.628%, 11/12/26	1,489,387	1,565,671

	Total U.S. Government and Agency Securities (Cost $128,418,446)		128,557,226

	Mortgage-Backed Securities 74.9%
[b]	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 31.2%
	FHLMC, 0.21%, (SOFR +/- MBS Margin), 12/25/30	2,000,000	2,001,562
	FHLMC, 0.21%, (SOFR +/- MBS Margin), 1/25/31	5,000,000	5,000,593
	FHLMC, 0.21%, (SOFR +/- MBS Margin), 1/25/31	5,000,000	5,000,652
	FHLMC, 0.24%, (SOFR +/- MBS Margin), 5/25/28	5,000,000	5,018,086
	FHLMC, 0.249%, (SOFR +/- MBS Margin), 4/25/31	2,500,000	2,510,912
	FHLMC, 0.25%, (SOFR +/- MBS Margin), 1/25/31	5,000,000	5,011,531
	FHLMC, 0.256%, (1-Month USD LIBOR +/- MBS Margin), 12/25/30	1,000,000	1,001,626
	FHLMC, 0.276%, (1-Month USD LIBOR +/- MBS Margin), 2/25/25	357,343	356,478
	FHLMC, 0.296%, (1-Month USD LIBOR +/- MBS Margin), 3/25/25	694,740	695,594

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value

	Mortgage-Backed Securities (continued)
[b]	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
	FHLMC, 0.306%, (1-Month USD LIBOR +/- MBS Margin), 3/25/28	$824,764	$825,582
	FHLMC, 0.316%, (1-Month USD LIBOR +/- MBS Margin), 5/25/25	382,940	383,708
	FHLMC, 0.326%, (1-Month USD LIBOR +/- MBS Margin), 1/25/28	650,547	652,767
	FHLMC, 0.336%, (1-Month USD LIBOR +/- MBS Margin), 12/25/24	494,284	495,521
	FHLMC, 0.346%, (1-Month USD LIBOR +/- MBS Margin), 11/25/30	3,999,440	4,012,437
	FHLMC, 0.346%, (1-Month USD LIBOR +/- MBS Margin), 12/25/30	3,500,000	3,507,536
	FHLMC, 0.373%, (1-Month USD LIBOR +/- MBS Margin), 12/15/48	1,069,384	1,074,529
	FHLMC, 0.376%, (1-Month USD LIBOR +/- MBS Margin), 8/25/27	3,264,144	3,273,048
	FHLMC, 0.376%, (1-Month USD LIBOR +/- MBS Margin), 6/25/28	904,450	909,447
	FHLMC, 0.386%, (1-Month USD LIBOR +/- MBS Margin), 11/25/24	97,914	98,316
	FHLMC, 0.386%, (1-Month USD LIBOR +/- MBS Margin), 7/25/30	4,569,038	4,588,881
	FHLMC, 0.386%, (1-Month USD LIBOR +/- MBS Margin), 8/25/30	3,866,301	3,881,984
	FHLMC, 0.386%, (1-Month USD LIBOR +/- MBS Margin), 11/25/30	1,500,000	1,505,561
	FHLMC, 0.406%, (1-Month USD LIBOR +/- MBS Margin), 9/25/30	2,889,540	2,898,758
	FHLMC, 0.416%, (1-Month USD LIBOR +/- MBS Margin), 9/25/24	801,527	803,588
	FHLMC, 0.416%, (1-Month USD LIBOR +/- MBS Margin), 9/25/30	1,771,271	1,778,865
	FHLMC, 0.426%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	699,276	700,537
	FHLMC, 0.426%, (1-Month USD LIBOR +/- MBS Margin), 11/25/27	748,354	752,269
	FHLMC, 0.436%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	494,454	495,171
	FHLMC, 0.436%, (1-Month USD LIBOR +/- MBS Margin), 8/25/30	6,400,000	6,427,272
	FHLMC, 0.446%, (1-Month USD LIBOR +/- MBS Margin), 1/25/24	844,610	845,612
	FHLMC, 0.446%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	3,411,973	3,422,720
	FHLMC, 0.446%, (1-Month USD LIBOR +/- MBS Margin), 6/25/27	1,908,505	1,922,867
	FHLMC, 0.446%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30	2,194,000	2,217,206
	FHLMC, 0.456%, (1-Month USD LIBOR +/- MBS Margin), 5/25/24	3,011,241	3,016,178
	FHLMC, 0.456%, (1-Month USD LIBOR +/- MBS Margin), 3/25/27	194,733	195,149
	FHLMC, 0.456%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30	1,480,583	1,488,114
	FHLMC, 0.466%, (1-Month USD LIBOR +/- MBS Margin), 5/25/22	28,659	28,636
	FHLMC, 0.466%, (1-Month USD LIBOR +/- MBS Margin), 7/25/22	84,880	84,760
	FHLMC, 0.473%, (1-Month USD LIBOR +/- MBS Margin), 12/15/39	1,027,707	1,030,020
	FHLMC, 0.486%, (1-Month USD LIBOR +/- MBS Margin), 8/25/25	877,271	880,582
	FHLMC, 0.506%, (1-Month USD LIBOR +/- MBS Margin), 12/25/26	837,695	839,687
	FHLMC, 0.523%, (1-Month USD LIBOR +/- MBS Margin), 10/15/40	1,685,125	1,708,026
	FHLMC, 0.526%, (1-Month USD LIBOR +/- MBS Margin), 6/25/26	2,972,200	2,985,305
	FHLMC, 0.526%, (1-Month USD LIBOR +/- MBS Margin), 5/25/29	1,917,517	1,931,920
	FHLMC, 0.526%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30	3,920,623	3,947,618
	FHLMC, 0.556%, (1-Month USD LIBOR +/- MBS Margin), 5/25/30	1,945,679	1,966,611
	FHLMC, 0.566%, (1-Month USD LIBOR +/- MBS Margin), 4/25/26	2,883,019	2,901,378
	FHLMC, 0.576%, (1-Month USD LIBOR +/- MBS Margin), 2/25/26	4,045,661	4,066,927
	FHLMC, 0.576%, (1-Month USD LIBOR +/- MBS Margin), 7/25/26	2,332,536	2,346,239
	FHLMC, 0.586%, (1-Month USD LIBOR +/- MBS Margin), 1/25/26	1,220,799	1,228,738
	FHLMC, 0.586%, (1-Month USD LIBOR +/- MBS Margin), 10/25/26	3,562,425	3,591,482
	FHLMC, 0.596%, (1-Month USD LIBOR +/- MBS Margin), 11/25/25	3,159,869	3,180,139
	FHLMC, 0.596%, (1-Month USD LIBOR +/- MBS Margin), 12/25/29	4,976,747	4,990,327
	FHLMC, 0.606%, (1-Month USD LIBOR +/- MBS Margin), 7/25/29	1,977,337	1,998,419
	FHLMC, 0.606%, (1-Month USD LIBOR +/- MBS Margin), 8/25/29	1,851,497	1,867,392
	FHLMC, 0.606%, (1-Month USD LIBOR +/- MBS Margin), 9/25/29	1,573,016	1,587,924
	FHLMC, 0.616%, (1-Month USD LIBOR +/- MBS Margin), 3/25/29	3,675,171	3,710,926
	FHLMC, 0.626%, (1-Month USD LIBOR +/- MBS Margin), 12/25/28	4,180,531	4,229,492
	FHLMC, 0.626%, (1-Month USD LIBOR +/- MBS Margin), 2/25/29	1,260,475	1,270,714
	FHLMC, 0.646%, (1-Month USD LIBOR +/- MBS Margin), 11/25/28	1,682,500	1,704,092
	FHLMC, 0.786%, (1-Month USD LIBOR +/- MBS Margin), 2/25/27	1,619,677	1,638,233
	FHLMC, 0.886%, (1-Month USD LIBOR +/- MBS Margin), 3/25/30	2,000,000	2,027,288

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value

	Mortgage-Backed Securities (continued)
[b]	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
	FHLMC, 1.722%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	$145,810	$152,545
	FHLMC, 1.771%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/29	24,470	24,514
	FHLMC, 1.887%, (12-Month USD LIBOR +/- MBS Margin), 5/01/33	2,635	2,634
	FHLMC, 1.895%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36	66,734	70,361
	FHLMC, 1.921%, (12-Month USD LIBOR +/- MBS Margin), 5/01/36	11,306	11,464
	FHLMC, 2.004%, (12-Month USD LIBOR +/- MBS Margin), 8/01/34	137,249	144,201
	FHLMC, 2.011%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	3,640	3,693
	FHLMC, 2.035%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	22,299	23,562
	FHLMC, 2.043%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	148,987	157,384
	FHLMC, 2.056%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	9,009	9,548
	FHLMC, 2.068%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34	5,960	6,048
	FHLMC, 2.085%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	2,448	2,543
	FHLMC, 2.092%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	49,575	51,467
	FHLMC, 2.099%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	2,415	2,421
	FHLMC, 2.125%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	296,082	313,675
	FHLMC, 2.135%, (6-Month USD LIBOR +/- MBS Margin), 1/01/26	287	285
	FHLMC, 2.14%, (12-Month USD LIBOR +/- MBS Margin), 12/01/36	56,282	59,666
	FHLMC, 2.153%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	40,596	43,015
	FHLMC, 2.161%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	8,913	9,429
	FHLMC, 2.181%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37	24,317	24,711
	FHLMC, 2.215%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	577,941	614,435
	FHLMC, 2.241%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	10,965	11,465
	FHLMC, 2.27%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	213,123	225,951
	FHLMC, 2.272%, (12-Month USD LIBOR +/- MBS Margin), 5/01/42	513,258	544,195
	FHLMC, 2.274%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	38,383	38,960
	FHLMC, 2.283%, (12-Month USD LIBOR +/- MBS Margin), 11/01/42	362,453	384,302
	FHLMC, 2.285%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	12,434	12,697
	FHLMC, 2.293%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	109,362	110,623
	FHLMC, 2.302%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	6,652	7,071
	FHLMC, 2.323%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	7,703	8,183
	FHLMC, 2.333%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	33,233	35,169
	FHLMC, 2.337%, (12-Month USD LIBOR +/- MBS Margin), 7/01/43	1,588,828	1,684,526
	FHLMC, 2.338%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	1,493	1,581
	FHLMC, 2.338%, (12-Month USD LIBOR +/- MBS Margin), 10/01/36	14,568	15,481
	FHLMC, 2.344%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	85,906	91,601
	FHLMC, 2.348%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	259,301	275,327
	FHLMC, 2.35%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33	44,064	44,429
	FHLMC, 2.35%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	122,318	130,435
	FHLMC, 2.356%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	15,927	16,966
	FHLMC, 2.37%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36	12,805	13,718
	FHLMC, 2.373%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/27	382	383
	FHLMC, 2.375%, (6-Month USD LIBOR +/- MBS Margin), 9/01/30	2,034	2,053
	FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	15,241	16,248
	FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	16,510	16,779
	FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	31,666	33,835
	FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	49,123	52,485
	FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	25,013	26,746
	FHLMC, 2.376%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/36	37,893	40,604
	FHLMC, 2.383%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/38	76,446	76,792
	FHLMC, 2.386%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/37	138,573	139,592
	FHLMC, 2.399%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/34	23,397	24,383
	FHLMC, 2.40%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	698,833	743,951
	FHLMC, 2.404%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/35	100,989	107,881

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value

	Mortgage-Backed Securities (continued)
[b]	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
	FHLMC, 2.418%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	$4,666	$4,912
	FHLMC, 2.42%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	14,603	14,755
	FHLMC, 2.421%, (12-Month USD LIBOR +/- MBS Margin), 1/01/42	65,739	69,454
	FHLMC, 2.425%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	5,953	6,187
	FHLMC, 2.427%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/36	12,974	13,879
	FHLMC, 2.459%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	331,426	352,889
	FHLMC, 2.462%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35	11,292	12,031
	FHLMC, 2.469%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	2,533	2,620
	FHLMC, 2.477%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/36	1,458,598	1,555,154
	FHLMC, 2.478%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	1,111,952	1,189,577
	FHLMC, 2.492%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/29	173,192	174,643
	FHLMC, 2.495%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	1,664	1,674
	FHLMC, 2.508%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35	11,627	12,418
	FHLMC, 2.523%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	551	552
	FHLMC, 2.534%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	33,598	34,717
	FHLMC, 2.547%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	42,992	45,857
	FHLMC, 2.585%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/29	1,567	1,571
	FHLMC, 2.605%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/36	36,476	39,034
	FHLMC, 2.615%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37	27,273	27,542
	FHLMC, 2.625%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	7,162	7,173
	FHLMC, 2.625%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	117,663	125,207
	FHLMC, 2.652%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/30	37	37
	FHLMC, 2.694%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/35	235,143	252,857
	FHLMC, 2.756%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/37	42,696	44,782
	FHLMC, 2.876%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/29	5,575	5,638
	FHLMC, 2.945%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/29	4,978	5,056
	FHLMC, 5.467%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/24	611	616

			147,176,377

	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 7.3%
	FHLMC, 0.75%, 5/25/44	2,486,823	2,465,717
	FHLMC, 0.799%, 5/25/30	2,488,710	2,431,347
	FHLMC, 0.826%, 2/25/31	957,504	922,201
	FHLMC, 1.054%, 8/25/26	1,975,498	1,994,385
	FHLMC, 2.00%, 7/01/36	12,803,000	13,220,161
	FHLMC, 2.00%, 2/25/50	1,635,898	1,677,024
	FHLMC, 2.745%, 1/25/26	1,500,000	1,613,820
	FHLMC, 2.995%, 12/25/25	1,500,000	1,627,837
	FHLMC, 3.062%, 12/25/24	1,500,000	1,612,800
	FHLMC, 3.458%, 8/25/23	2,000,000	2,117,262
	FHLMC, 3.49%, 1/25/24	2,000,000	2,136,074
	FHLMC, 3.50%, 6/01/26	283,441	302,869
	FHLMC, 3.50%, 3/15/43	418,748	426,526
	FHLMC, 4.00%, 3/01/49	1,578,284	1,709,810

			34,257,833

[b]	Federal National Mortgage Association (FNMA) Adjustable Rate 6.4%
	FNMA, 0.442%, (1-Month USD LIBOR +/- MBS Margin), 10/25/58	2,106,253	2,135,173
	FNMA, 0.492%, (1-Month USD LIBOR +/- MBS Margin), 5/25/40	698,890	706,280
	FNMA, 0.492%, (1-Month USD LIBOR +/- MBS Margin), 9/25/46	1,296,711	1,310,770

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value

	Mortgage-Backed Securities (continued)
[b]	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 0.492%, (1-Month USD LIBOR +/- MBS Margin), 10/25/46	$1,134,013	$1,145,168
	FNMA, 0.542%, (1-Month USD LIBOR +/- MBS Margin), 9/25/22	2,773,677	2,774,413
	FNMA, 0.542%, (1-Month USD LIBOR +/- MBS Margin), 10/25/41	2,511,096	2,546,141
	FNMA, 0.542%, (1-Month USD LIBOR +/- MBS Margin), 7/25/49	2,440,328	2,464,085
	FNMA, 1.175%, (6-Month USD LIBOR +/- MBS Margin), 9/01/33	714	715
	FNMA, 1.273%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	471	467
	FNMA, 1.323%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	2,100	2,113
	FNMA, 1.415%, (6-Month USD LIBOR +/- MBS Margin), 3/01/28	2,479	2,491
	FNMA, 1.523%, (1 Year CMT +/- MBS Margin), 1/01/31	18,057	18,204
	FNMA, 1.528%, (1 Year CMT +/- MBS Margin), 6/01/40	41,352	42,943
	FNMA, 1.528%, (1 Year CMT +/- MBS Margin), 11/01/40	12,228	12,484
	FNMA, 1.561%, (6-Month USD LIBOR +/- MBS Margin), 9/01/27	3,067	3,085
	FNMA, 1.605%, (6-Month USD LIBOR +/- MBS Margin), 5/01/32	3,881	3,909
	FNMA, 1.663%, (6-Month USD LIBOR +/- MBS Margin), 8/01/33	4,580	4,738
	FNMA, 1.68%, (6-Month USD LIBOR +/- MBS Margin), 2/01/36	271,062	281,581
	FNMA, 1.742%, (6-Month USD LIBOR +/- MBS Margin), 5/01/36	13,651	14,211
	FNMA, 1.76%, (6-Month USD LIBOR +/- MBS Margin), 2/01/33	147,638	153,130
	FNMA, 1.762%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	8,318	8,663
	FNMA, 1.763%, (6-Month USD LIBOR +/- MBS Margin), 1/01/35	2,924	3,042
	FNMA, 1.768%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	5,681	5,709
	FNMA, 1.773%, (12-Month USD LIBOR +/- MBS Margin), 3/01/34	124,374	130,553
	FNMA, 1.774%, (6-Month USD LIBOR +/- MBS Margin), 3/01/35	94,495	98,373
	FNMA, 1.80%, (6-Month USD LIBOR +/- MBS Margin), 5/01/33	7,763	7,840
	FNMA, 1.80%, (6-Month USD LIBOR +/- MBS Margin), 3/01/34	7,841	8,158
	FNMA, 1.80%, (6-Month USD LIBOR +/- MBS Margin), 5/01/35	1,684	1,750
	FNMA, 1.80%, (6-Month USD LIBOR +/- MBS Margin), 3/01/36	2,886	3,012
	FNMA, 1.80%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	5,560	5,802
	FNMA, 1.809%, (6-Month USD LIBOR +/- MBS Margin), 12/01/24	468	474
	FNMA, 1.815%, (6-Month USD LIBOR +/- MBS Margin), 6/01/35	11,054	11,531
	FNMA, 1.815%, (6-Month USD LIBOR +/- MBS Margin), 7/01/35	12,156	12,682
	FNMA, 1.82%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	51,668	54,207
	FNMA, 1.82%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	5,495	5,679
	FNMA, 1.82%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	349,924	365,153
	FNMA, 1.83%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	46,526	47,167
	FNMA, 1.85%, (6-Month USD LIBOR +/- MBS Margin), 6/01/34	126,261	131,613
	FNMA, 1.871%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	3,525	3,687
	FNMA, 1.88%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	5,218	5,247
	FNMA, 1.898%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	25,846	27,207
	FNMA, 1.90%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	461	464
	FNMA, 1.91%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	17,157	18,081
	FNMA, 1.928%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	21,077	22,258
	FNMA, 1.93%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	35,641	36,916
	FNMA, 1.934%, (1 Year CMT +/- MBS Margin), 11/01/35	20,109	21,205
	FNMA, 1.94%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	5,767	5,815
	FNMA, 1.945%, (1 Year CMT +/- MBS Margin), 11/01/35	24,329	24,705
	FNMA, 1.948%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	2,660	2,746
	FNMA, 1.973%, (12-Month USD LIBOR +/- MBS Margin), 1/01/33	17,469	17,504
	FNMA, 1.973%, (1 Year CMT +/- MBS Margin), 11/01/35	21,752	22,976
	FNMA, 1.981%, (12-Month USD LIBOR +/- MBS Margin), 10/01/35	3,454	3,487
	FNMA, 1.982%, (12-Month USD LIBOR +/- MBS Margin), 6/01/36	29,304	31,094
	FNMA, 1.984%, (1 Year CMT +/- MBS Margin), 11/01/35	68,620	72,636
	FNMA, 1.99%, (6-Month USD LIBOR +/- MBS Margin), 12/01/34	7,752	7,788
	FNMA, 1.995%, (6-Month USD LIBOR +/- MBS Margin), 2/01/35	12,141	12,245

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value

	Mortgage-Backed Securities (continued)
[b]	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 1.996%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	$8,487	$8,962
	FNMA, 1.999%, (1 Year CMT +/- MBS Margin), 10/01/35	126,992	134,292
	FNMA, 2.00%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/25	3,971	3,973
	FNMA, 2.00%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	2,173	2,192
	FNMA, 2.00%, (1 Year CMT +/- MBS Margin), 11/01/35	21,344	22,577
	FNMA, 2.002%, (6-Month USD LIBOR +/- MBS Margin), 1/01/25	953	960
	FNMA, 2.007%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	14,224	15,028
	FNMA, 2.011%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	6,426	6,561
	FNMA, 2.018%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	1,599	1,602
	FNMA, 2.02%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	28,030	28,384
	FNMA, 2.021%, (12-Month USD LIBOR +/- MBS Margin), 7/01/34	400	405
	FNMA, 2.03%, (12-Month USD LIBOR +/- MBS Margin), 12/01/33	2,189	2,195
	FNMA, 2.049%, (1 Year CMT +/- MBS Margin), 11/01/35	165,811	168,037
	FNMA, 2.056%, (1 Year CMT +/- MBS Margin), 11/01/35	106,166	107,643
	FNMA, 2.065%, (12-Month USD LIBOR +/- MBS Margin), 12/01/39	22,184	23,440
	FNMA, 2.075%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	17,916	18,845
	FNMA, 2.076%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	5,487	5,805
	FNMA, 2.079%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	99,114	104,845
	FNMA, 2.082%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	40,064	41,791
	FNMA, 2.085%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	18,136	19,170
	FNMA, 2.094%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	134,085	141,853
	FNMA, 2.103%, (12-Month USD LIBOR +/- MBS Margin), 11/01/34	5,695	6,014
	FNMA, 2.119%, (1 Year CMT +/- MBS Margin), 11/01/35	47,925	50,889
	FNMA, 2.124%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	4,267	4,445
	FNMA, 2.125%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	63,333	67,063
	FNMA, 2.125%, (12-Month USD LIBOR +/- MBS Margin), 7/01/36	39,239	39,621
	FNMA, 2.126%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/29	916	917
	FNMA, 2.127%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/34	13,629	13,712
	FNMA, 2.13%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40	248,526	262,722
	FNMA, 2.134%, (1 Year CMT +/- MBS Margin), 11/01/35	33,761	35,866
	FNMA, 2.14%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	85,144	90,307
	FNMA, 2.142%, (1 Year CMT +/- MBS Margin), 11/01/35	21,278	22,613
	FNMA, 2.151%, (1 Year CMT +/- MBS Margin), 1/01/23	422	422
	FNMA, 2.171%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/33	94,350	96,054
	FNMA, 2.175%, (1 Year CMT +/- MBS Margin), 10/01/35	318,062	338,265
	FNMA, 2.183%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	444,280	470,170
	FNMA, 2.184%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	30,845	32,660
	FNMA, 2.188%, (12-Month USD LIBOR +/- MBS Margin), 11/01/35	179,749	189,400
	FNMA, 2.195%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	32,324	34,385
	FNMA, 2.198%, (12-Month USD LIBOR +/- MBS Margin), 7/01/42	1,753,844	1,859,460
	FNMA, 2.203%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	5,128	5,167
	FNMA, 2.205%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	44,188	45,871
	FNMA, 2.213%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	87,766	93,231
	FNMA, 2.218%, (11th District COF +/- MBS Margin), 8/01/29	16,852	16,867
	FNMA, 2.236%, (12-Month USD LIBOR +/- MBS Margin), 3/01/42	276,372	292,136
	FNMA, 2.239%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	16,544	17,567
	FNMA, 2.245%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	81,820	82,569
	FNMA, 2.247%, (12-Month USD LIBOR +/- MBS Margin), 4/01/44	1,939,591	2,053,427
	FNMA, 2.25%, (12-Month USD LIBOR +/- MBS Margin), 10/01/33	20,348	20,453
	FNMA, 2.258%, (12-Month USD LIBOR +/- MBS Margin), 1/01/41	186,827	198,052
	FNMA, 2.259%, (12-Month USD LIBOR +/- MBS Margin), 5/01/38	1,115,682	1,180,903
	FNMA, 2.276%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	180,460	185,440
	FNMA, 2.288%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33	10,396	10,426

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value

	Mortgage-Backed Securities (continued)
[b]	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 2.293%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	$28,506	$29,084
	FNMA, 2.294%, (12-Month USD LIBOR +/- MBS Margin), 8/01/44	1,719,075	1,817,727
	FNMA, 2.306%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	127,426	134,482
	FNMA, 2.31%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	10,884	10,902
	FNMA, 2.318%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	33,493	35,874
	FNMA, 2.319%, (12-Month USD LIBOR +/- MBS Margin), 9/01/42	913,843	968,138
	FNMA, 2.323%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	61,624	65,833
	FNMA, 2.323%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	417	425
	FNMA, 2.324%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	48,339	51,732
	FNMA, 2.333%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	1,043	1,043
	FNMA, 2.333%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/40	40,065	41,785
	FNMA, 2.336%, (1 Year CMT +/- MBS Margin), 5/01/36	42,536	45,600
	FNMA, 2.337%, (12-Month USD LIBOR +/- MBS Margin), 8/01/38	304,027	321,506
	FNMA, 2.345%, (12-Month USD LIBOR +/- MBS Margin), 10/01/40	470,550	498,954
	FNMA, 2.348%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/35	33,198	35,552
	FNMA, 2.351%, (1 Year CMT +/- MBS Margin), 9/01/36	29,833	31,989
	FNMA, 2.352%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	18,714	18,810
	FNMA, 2.356%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	119,283	124,583
	FNMA, 2.356%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	47,946	51,106
	FNMA, 2.359%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	1,779	1,787
	FNMA, 2.363%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/37	26,129	27,915
	FNMA, 2.371%, (12-Month USD LIBOR +/- MBS Margin), 5/01/37	167,202	177,121
	FNMA, 2.385%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	5,241	5,275
	FNMA, 2.386%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	187,779	189,259
	FNMA, 2.388%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	60,559	64,258
	FNMA, 2.39%, (1 Year CMT +/- MBS Margin), 10/01/36	48,753	52,358
	FNMA, 2.392%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/32	856	857
	FNMA, 2.397%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/25	3,130	3,140
	FNMA, 2.398%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	18,494	18,565
	FNMA, 2.399%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	67,652	71,328
	FNMA, 2.41%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	6,552	6,896
	FNMA, 2.414%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/28	670	675
	FNMA, 2.415%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	28,046	29,857
	FNMA, 2.417%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	2,082	2,218
	FNMA, 2.42%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	59,495	60,463
	FNMA, 2.43%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/37	27,516	27,327
	FNMA, 2.43%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	897,705	954,182
	FNMA, 2.44%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	48,251	51,519
	FNMA, 2.443%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	268,041	285,311
	FNMA, 2.445%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36	114,735	122,199
	FNMA, 2.451%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/38	5,565	5,632
	FNMA, 2.461%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	15,345	16,392
	FNMA, 2.467%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/32	16,567	17,037
	FNMA, 2.467%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	89,078	90,733
	FNMA, 2.468%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/39	4,305	4,360
	FNMA, 2.501%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	17,346	17,503
	FNMA, 2.525%, (12-Month USD LIBOR +/- MBS Margin), 9/01/40	58,984	62,614
	FNMA, 2.55%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34	35,234	35,287
	FNMA, 2.553%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	6,566	6,583
	FNMA, 2.553%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	38,957	39,063
	FNMA, 2.602%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	52,126	53,301
	FNMA, 2.605%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/35	9,774	10,380
	FNMA, 2.605%, (12-Month USD LIBOR +/- MBS Margin), 8/01/35	20,946	21,122

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value

	Mortgage-Backed Securities (continued)
[b]	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 2.679%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	$21,236	$22,501
	FNMA, 2.686%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/28	1,344	1,347
	FNMA, 2.742%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	1,445	1,453
	FNMA, 2.849%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	19,161	20,524
	FNMA, 2.858%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/30	2,923	2,924
	FNMA, 3.55%, (11th District COF +/- MBS Margin), 10/01/27	231	235
	FNMA, 4.102%, (11th District COF +/- MBS Margin), 8/01/28	16,788	17,171
	FNMA, 4.825%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/33	54,385	54,970

			30,473,991

	Federal National Mortgage Association (FNMA) Fixed Rate 26.1%
	FNMA, 0.785%, 7/25/30	5,382,901	5,278,365
	FNMA, 1.75%, 1/25/43	1,445,932	1,481,844
	FNMA, 2.00%, 2/01/36	3,348,330	3,457,429
	FNMA, 2.00%, 7/01/36	12,803,000	13,220,161
[c]	FNMA, 2.00%, 7/15/36	21,400,000	22,074,183
	FNMA, 2.50%, 1/01/51	27,367,483	28,351,505
	FNMA, 2.50%, 3/01/51	12,659,319	13,109,741
	FNMA, 2.50%, 4/01/51	12,845,964	13,303,027
	FNMA, 2.50%, 7/01/51	6,300,000	6,524,156
	FNMA, 3.00%, 10/25/45	2,296,590	2,390,242
	FNMA, 3.00%, 7/01/50	11,221,969	11,722,690
	FNMA, 3.50%, 9/01/25	43,356	46,341
	FNMA, 3.50%, 10/01/25	386,444	413,117
	FNMA, 3.50%, 3/01/26	337,797	360,870
	FNMA, 3.50%, 8/01/26	67,773	72,463
	FNMA, 3.50%, 8/01/26	29,648	31,687
	FNMA, 3.50%, 10/01/26	3,025	3,234
	FNMA, 3.50%, 10/01/26	1,809	1,934
	FNMA, 3.50%, 10/01/26	8,900	9,515
	FNMA, 3.50%, 1/01/27	15,673	16,751
	FNMA, 3.50%, 1/01/27	435,279	465,319
	FNMA, 3.50%, 1/01/27	6,770	7,315
	FNMA, 3.50%, 4/01/27	99,879	107,908
	FNMA, 3.50%, 7/01/27	457,118	488,154
	FNMA, 3.50%, 5/01/31	118,892	127,045

			123,064,996

[b]	Government National Mortgage Association (GNMA) Adjustable Rate 1.3%
	GNMA, 0.393%, (1-Month USD LIBOR +/- MBS Margin), 4/20/37	1,940,804	1,944,808
	GNMA, 0.423%, (1-Month USD LIBOR +/- MBS Margin), 6/20/41	2,569,243	2,593,673
	GNMA, 0.675%, (1-Month USD LIBOR +/- MBS Margin), 1/16/40	1,454,473	1,473,459

			6,011,940

	Government National Mortgage Association (GNMA) Fixed Rate 2.6%
	GNMA, 2.50%, 9/20/27	1,257,449	1,284,884
[c]	GNMA, 2.50%, 7/15/51	6,300,000	6,520,008

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

FRANKLIN ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Liberty Short Duration U.S. Government ETF (continued)

		Principal Amount	Value

	Mortgage-Backed Securities (continued)
	Government National Mortgage Association (GNMA) Fixed Rate (continued)
	GNMA, 3.00%, 9/20/50	$ 4,519,884	$ 4,720,399

			12,525,291

	Total Mortgage-Backed Securities (Cost $353,515,632)		353,510,428

	Total Investments before Short Term Investments (Cost $481,934,078)
			482,067,654

		Shares

	Short Term Investments (Cost $17,663,086) 3.7%
	Money Market Funds 3.7%
[d,e]	Institutional Fiduciary Trust Money Market Portfolio, 0.01%	17,663,086	17,663,086

	Total Investments (Cost $499,597,164) 105.9%		499,730,740
	Other Assets, less Liabilities (5.9)%		(27,647,010)

	Net Assets 100.0%		$ 472,083,730

[a]	The coupon rate shown represents the value inclusive of any caps or floors, if applicable, in effect at period end.
[b]	Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans pool in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
[c]	Security purchased on a to-be-announced (TBA) basis.
[d]	The rate shown is the annualized seven-day effective yield at period end.
[e]	See Note 5 regarding investments in affiliated management investment companies.

At June 30, 2021, the Fund had the following futures contracts outstanding. See Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Value*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts
U.S. Treasury 5 Yr. Note	Long	124	$15,305,281	9/30/21	$(48,158)
U.S. Treasury 10 Yr. Note	Short	245	32,462,500	9/21/21	(103,301)
U.S. Treasury 10 Yr. Ultra	Short	53	7,801,766	9/21/21	(100,801)
U.S. Treasury Long Bond	Short	104	16,718,000	9/21/21	(367,505)
U.S. Treasury Ultra Bond	Short	8	1,541,500	9/21/21	(55,761)

Total Futures Contracts					$(675,526)

*As of period end.

 Abbreviations

Selected Portfolio

CMT	Constant Maturity Treasury Index
COF	Cost of Funds
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

franklintempleton.com	Quarterly Statement of Investments | See Notes to the Statement of Investments.

Franklin ETF Trust

Notes to Statement of Investments (unaudited)

Franklin Liberty Short Duration U.S. Government ETF

1. ORGANIZATION

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Liberty Short Duration U.S. Government ETF (Fund) is included in this report. The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to interest rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage-backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2021, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.01%	$ 6,687,494	$ 58,564,318	$(47,588,726)	$ -	$ -	$17,663,086	17,663,086	$ 448

6. NOVEL CORONAVIRUS PANDEMIC

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of June 30, 2021, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$–	$128,557,226	$–	$128,557,226
Mortgage-Backed Securities	–	353,510,428	–	353,510,428
Short Term Investments	17,663,086	–	–	17,663,086

Total Investments in Securities	$17,663,086	$482,067,654	$–	$499,730,740

Liabilities:
Other Financial Instruments:
Futures Contracts	$675,526	$–	$–	$675,526

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.